Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 303,341	$ 491,885	$ 532,620	$ 442,054	$ 18,739	$ 114,352
Restricted cash and cash equivalents	811,670	804,803		653,338
Residential loans at amortized cost, net	1,361,153	1,394,871		1,490,321
Residential loans at fair value	11,268,401	10,341,375		6,710,211
Receivables, net	288,829	319,195		259,009
Servicer and protective advances, net	1,595,950	1,381,434		173,047
Servicing Rights, Net	1,648,544	1,304,900		242,712
Goodwill	575,468	657,737		580,378	470,291
Intangible assets, net	112,513	122,406		144,492
Premises and equipment, net	143,592	155,847		137,785
Other assets	276,489	413,076		144,830
Total assets	18,385,950	17,387,529		10,978,177
LIABILITIES AND STOCKHOLDERS' EQUITY
Payables and accrued liabilities	622,282	494,139		260,610
Servicer payables	735,391	735,225		587,929
Servicing advance liabilities	1,040,441	971,286		100,164
Debt		3,357,648		1,146,249
Mortgage-backed debt	1,803,470	1,887,862		2,072,728
HMBS related obligations at fair value	9,472,666	8,652,746		5,874,552
Deferred tax liability, net	105,705	121,607		41,017
Total liabilities	17,200,761	16,220,513		10,083,249
Total stockholders' equity	1,185,189	1,167,016		894,928	533,532	555,488
Total liabilities and stockholders' equity	18,385,950	17,387,529		10,978,177
Warehouse borrowings	1,151,216	1,085,563
Debt	2,269,590	2,272,085
Parent Company [Member]
ASSETS
Cash and cash equivalents	11,215	100,009	200,662	366,393	550	108,380
Restricted cash and cash equivalents	15,505	14,753		14,001
Residential loans at amortized cost, net	6,989	6,341		5,086
Receivables, net	49,492	51,681		23,094
Premises and equipment, net	217	277		401
Other assets	60,088	65,293		53,643
Due from affiliates, net	774,299	711,797
Investments in consolidated subsidiaries and variable interest entities	2,650,332	2,621,934		1,456,715
Total assets	3,568,137	3,572,085		1,919,333
LIABILITIES AND STOCKHOLDERS' EQUITY
Payables and accrued liabilities	42,594	57,187		48,317
Debt		2,267,979		886,733
Deferred tax liability, net	73,722	79,903		83,462
Due to affiliates, net				5,893
Total liabilities	2,382,948	2,405,069		1,024,405
Total stockholders' equity	1,185,189	1,167,016		894,928
Total liabilities and stockholders' equity	3,568,137	3,572,085		1,919,333
Debt	2,266,632	2,267,979
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	286,933	388,644	327,786	73,993	15,834	508
Restricted cash and cash equivalents	726,848	732,582		581,434
Residential loans at amortized cost, net	14,530	10,819		9,453
Residential loans at fair value	10,710,615	9,754,110		6,063,713
Receivables, net	203,188	223,767		183,123
Servicer and protective advances, net	1,523,382	1,337,218		133,127
Servicing Rights, Net	1,648,544	1,304,900		242,712
Goodwill	575,468	657,737		580,378
Intangible assets, net	105,870	115,364		136,615
Premises and equipment, net	143,375	155,570		137,384
Deferred tax asset, net				44,942
Other assets	170,905	291,529		30,901
Due from affiliates, net				3,765
Investments in consolidated subsidiaries and variable interest entities	14,754	9,487		15,449
Total assets	16,124,412	14,981,727		8,236,989
LIABILITIES AND STOCKHOLDERS' EQUITY
Payables and accrued liabilities	571,787	429,199		204,984
Servicer payables	735,391	735,225		587,929
Servicing advance liabilities	939,118	903,381		35,612
Debt		1,089,669		259,516
HMBS related obligations at fair value	9,472,666	8,652,746		5,874,552
Deferred tax liability, net	29,868	38,846
Obligation to fund Non-Guarantor VIEs	48,627	45,194		49,865
Due to affiliates, net	764,498	703,170
Total liabilities	13,716,129	12,597,430		7,012,458
Total stockholders' equity	2,408,283	2,384,297		1,224,531
Total liabilities and stockholders' equity	16,124,412	14,981,727		8,236,989
Warehouse borrowings	1,151,216	1,085,563
Debt	2,958	4,106
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	5,193	3,232	4,172	1,668	2,355	5,464
Restricted cash and cash equivalents	69,317	57,468		57,903
Residential loans at amortized cost, net	1,339,634	1,377,711		1,475,782
Residential loans at fair value	557,786	587,265		646,498
Receivables, net	36,149	43,747		54,281
Servicer and protective advances, net	89,076	62,647		53,558
Intangible assets, net	6,643	7,042		7,877
Other assets	45,496	56,254		60,286
Due from affiliates, net				5,171
Total assets	2,149,294	2,195,366		2,363,024
LIABILITIES AND STOCKHOLDERS' EQUITY
Payables and accrued liabilities	31,764	32,205		29,680
Servicing advance liabilities	101,323	67,905		64,552
Mortgage-backed debt	1,803,470	1,887,862		2,072,728
Deferred tax liability, net	2,040	2,920		2,641
Due to affiliates, net	6,883	6,139
Total liabilities	1,945,480	1,997,031		2,169,601
Total stockholders' equity	203,814	198,335		193,423
Total liabilities and stockholders' equity	2,149,294	2,195,366		2,363,024
Consolidation, Eliminations [Member]
ASSETS
Receivables, net				(1,489)
Servicer and protective advances, net	(16,508)	(18,431)		(13,638)
Deferred tax asset, net				(44,942)
Due from affiliates, net	(774,299)	(711,797)		(8,936)
Investments in consolidated subsidiaries and variable interest entities	(2,665,086)	(2,631,421)		(1,472,164)
Total assets	(3,455,893)	(3,361,649)		(1,541,169)
LIABILITIES AND STOCKHOLDERS' EQUITY
Payables and accrued liabilities	(23,863)	(24,452)		(22,371)
Deferred tax liability, net	75	(62)		(45,086)
Obligation to fund Non-Guarantor VIEs	(48,627)	(45,194)		(49,865)
Due to affiliates, net	(771,381)	(709,309)		(5,893)
Total liabilities	(843,796)	(779,017)		(123,215)
Total stockholders' equity	(2,612,097)	(2,582,632)		(1,417,954)
Total liabilities and stockholders' equity	$ (3,455,893)	$ (3,361,649)		$ (1,541,169)